Segmented information (Tables)	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Segmented information
The following tables present financial information by segment for the three month periods ended June 30, 2021 and 2020.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2021	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		2,115	2,917	666	—	5,698
Inter-segment		13	86	89	(188)	—
Total operating revenues		2,128	3,003	755	(188)	5,698
Operating costs	4	(1,159)	(1,710)	(541)	188	(3,222)
Segment profit (1)		969	1,293	214	—	2,476
Severance, acquisition and other costs	5					(7)
Depreciation and amortization						(1,153)
Finance costs
Interest expense						(268)
Interest on post-employment benefit obligations	11					(5)
Impairment of assets	6					(164)
Other income	7					91
Income taxes						(236)
Net earnings						734
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2020	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		1,909	2,963	482	—	5,354
Inter-segment		13	80	97	(190)	—
Total operating revenues		1,922	3,043	579	(190)	5,354
Operating costs	4	(1,043)	(1,764)	(406)	190	(3,023)
Segment profit (1)		879	1,279	173	—	2,331
Severance, acquisition and other costs	5					(22)
Depreciation and amortization						(1,103)
Finance costs
Interest expense						(280)
Interest on post-employment benefit obligations	11					(11)
Impairment of assets	6					(449)
Other expense	7					(80)
Income taxes						(96)
Net earnings from continuing operations						290
Net earnings from discontinued operations						4
Net earnings						294
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
The following tables present financial information by segment for the six month periods ended June 30, 2021 and 2020.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2021	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		4,202	5,913	1,289	—	11,404
Inter-segment		26	171	179	(376)	—
Total operating revenues		4,228	6,084	1,468	(376)	11,404
Operating costs	4	(2,336)	(3,428)	(1,111)	376	(6,499)
Segment profit (1)		1,892	2,656	357	—	4,905
Severance, acquisition and other costs	5					(96)
Depreciation and amortization						(2,286)
Finance costs
Interest expense						(535)
Interest on post-employment benefit obligations	11					(10)
Impairment of assets	6					(167)
Other income	7					99
Income taxes						(489)
Net earnings						1,421
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2020	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External customers		3,931	5,923	1,140	—	10,994
Inter-segment		26	156	191	(373)	—
Total operating revenues		3,957	6,079	1,331	(373)	10,994
Operating costs	4	(2,150)	(3,465)	(1,003)	373	(6,245)
Segment profit (1)		1,807	2,614	328	—	4,749
Severance, acquisition and other costs	5					(38)
Depreciation and amortization						(2,191)
Finance costs
Interest expense						(557)
Interest on post-employment benefit obligations	11					(23)
Impairment of assets	6					(456)
Other expense	7					(127)
Income taxes						(339)
Net earnings from continuing operations						1,018
Net earnings from discontinued operations						9
Net earnings						1,027
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products
Revenues by services and products

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2021	2020	2021	2020
Services(1)
Wireless	1,569	1,481	3,072	3,016
Wireline data	1,944	1,916	3,909	3,807
Wireline voice	794	863	1,597	1,735
Media	666	482	1,289	1,140
Other wireline services	67	58	141	120
Total services	5,040	4,800	10,008	9,818
Products(2)
Wireless	546	428	1,130	915
Wireline data	101	113	245	236
Wireline equipment and other	11	13	21	25
Total products	658	554	1,396	1,176
Total operating revenues	5,698	5,354	11,404	10,994
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.